PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 248,435	$ 247,599
Accumulated depreciation and impairment	[1]	166,472	156,706
Depreciation cost		81,963	90,893
Buildings And Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		93,499	93,094
Computers, Software And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		70,590	67,874
Equipment Leased To Others [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		73,798	75,606
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		7,782	7,823
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		436	455
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 2,330	$ 2,747

[1]	During the year ended December 31, 2015, the Company recorded an impairment loss of $4,106. The impairment loss was recorded as reduction of the cost of equipment leased to others and computers, software and electronic equipment in the amount of $4,030 and $76, respectively (see also note 1c).